Consolidated Statement of Changes in Stockholders' Equity - BRL (R$) R$ in Millions	Issued capital [member]	Treasury shares [member]	Capital Reserves [Member]	Revenue Reserve [Member]	Retained earnings [member]	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]	Reserve of remeasurements of defined benefit plans [member]	Reserve of exchange differences on translation [member]	Reserve of cash flow hedges [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Total - 01/01/2022 at Dec. 31, 2019	R$ 97,148	R$ (1,274)	R$ 1,982	R$ 43,019		R$ 700	R$ (1,339)	R$ 2,224	R$ (5,535)	R$ 136,925	R$ 12,540	R$ 149,465
IfrsStatementLineItems [Line Items]
Transactions with owners		367	344							711	3,329	4,040
Result of delivery of treasury shares		367	200							567		567
Recognition of share-based payment plans			144							144		144
(Increase) / Decrease to the owners of the parent company											3,329	3,329
Dividends					(1,756)					(1,756)	(505)	(2,261)
Interest on capital					(3,232)					(3,232)		(3,232)
Dividends / Interest on capital - declared after previous period				(9,811)						(9,811)		(9,811)
Unclaimed dividends and Interest on capital					118					118		118
Other (3)				113						113		113
Total comprehensive income					18,896	148	(192)	4,630	(3,557)	19,925	(3,832)	16,093
Net income					18,896					18,896	(3,832)	15,064
Other comprehensive income for the period						148	(192)	4,630	(3,557)	1,029		1,029
Appropriations:
Legal reserve				948	(948)
Statutory reserve				13,078	(13,078)
Change in the period		367	344	4,328		148	(192)	4,630	(3,557)	6,068	(1,008)	5,060
Total - 12/31/2022 at Dec. 31, 2020	97,148	(907)	2,326	47,347		848	(1,531)	6,854	(9,092)	142,993	11,532	154,525
IfrsStatementLineItems [Line Items]
Transactions with owners		379	111							490	(1,414)	(924)
Result of delivery of treasury shares		379	193							572		572
Recognition of share-based payment plans			(82)							(82)		(82)
(Increase) / Decrease to the owners of the parent company											(1,414)	(1,414)
Partial spin-off	(6,419)		(187)	(3,457)		77		(23)	24	(9,985)		(9,985)
Dividends					(1,466)					(1,466)	(130)	(1,596)
Interest on capital					(5,607)					(5,607)		(5,607)
Reversal of Dividends or Interest on capital - declared after previous period				166						166		166
Unclaimed dividends and Interest on capital					102					102		102
Corporate reorganization				1,547						1,547		1,547
Other (3)				769						769		769
Total comprehensive income					26,760	(3,325)	45	(300)	675	23,855	1,624	25,479
Net income					26,760					26,760	1,624	28,384
Other comprehensive income for the period						(3,325)	45	(300)	675	(2,905)		(2,905)
Appropriations:
Legal reserve				1,312	(1,312)
Statutory reserve				18,477	(18,477)
Change in the period	(6,419)	379	(76)	18,814		(3,248)	45	(323)	699	9,871	80	9,951
Total - 12/31/2022 at Dec. 31, 2021	90,729	(528)	2,250	66,161		(2,400)	(1,486)	6,531	(8,393)	152,864	11,612	164,476
IfrsStatementLineItems [Line Items]
Transactions with owners		457	230							687	(2,964)	(2,277)
Result of delivery of treasury shares		457	64							521		521
Recognition of share-based payment plans			166							166		166
(Increase) / Decrease to the owners of the parent company											(2,964)	(2,964)
Dividends											(293)	(293)
Interest on capital					(9,844)					(9,844)		(9,844)
Unclaimed dividends and Interest on capital					119					119		119
Corporate reorganization				36						36		36
Other (3)				786						786		786
Total comprehensive income					29,634	(3,235)	(34)	(3,026)	(34)	23,305	1,035	24,340
Net income					29,702					29,702	1,035	30,737
Other comprehensive income for the period					(68)	(3,235)	(34)	(3,026)	(34)	(6,397)		(6,397)
Appropriations:
Legal reserve				1,485	(1,485)
Statutory reserve				18,424	(18,424)
Change in the period		457	230	20,731		(3,235)	(34)	(3,026)	(34)	15,089	(2,222)	12,867
Total - 12/31/2022 at Dec. 31, 2022	R$ 90,729	R$ (71)	R$ 2,480	R$ 86,892		R$ (5,635)	R$ (1,520)	R$ 3,505	R$ (8,427)	R$ 167,953	R$ 9,390	R$ 177,343